FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Financial Liabilities Subject to Offsetting (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities subject to offsetting [Abstract]
Gross amounts recognized financial liabilities	S/ 9,880,183	S/ 11,060,426
Net amounts of financial liabilities presented in the consolidated statements of financial position	9,880,183	11,060,426
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(7,003,186)	(7,801,323)
Related amounts not offset in the consolidated statement of financial position, Cash collateral pledged	(1,478,061)	(778,637)
Net amount	1,398,936	2,480,466
Payables on Derivatives [Member]
Financial liabilities subject to offsetting [Abstract]
Gross amounts recognized financial liabilities	819,473	891,999
Net amounts of financial liabilities presented in the consolidated statements of financial position	819,473	891,999
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(310,932)	(234,550)
Related amounts not offset in the consolidated statement of financial position, Cash collateral pledged	(1,115,338)	(170,998)
Net amount	(606,797)	486,451
Payables on Repurchase Agreements and Securities Lending [Member]
Financial liabilities subject to offsetting [Abstract]
Gross amounts recognized financial liabilities	9,060,710	10,168,427
Net amounts of financial liabilities presented in the consolidated statements of financial position	9,060,710	10,168,427
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(6,692,254)	(7,566,773)
Related amounts not offset in the consolidated statement of financial position, Cash collateral pledged	(362,723)	(607,639)
Net amount	S/ 2,005,733	S/ 1,994,015